Transamerica Goldman Sachs 70/30 Allocation VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
International Equity Funds - 20.7%
Transamerica Emerging Markets Equity (A)	27,464	$ 231,797
Transamerica International Equity (A)	51,809	1,153,773
Transamerica International Stock (A)	93,499	1,160,327
		2,545,897
U.S. Equity Funds - 48.9%
Transamerica Aegon Sustainable Equity Income VP (A)	12,538	264,172
Transamerica Large Cap Value (A)	176,926	2,586,664
Transamerica Small Cap Growth (A)	23,957	135,836
Transamerica Small Cap Value (A)	33,194	149,040
Transamerica WMC US Growth VP (A)	76,715	2,875,293
		6,011,005
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 30.0%
Transamerica Bond (A)	138,175	$ 1,113,690
Transamerica Core Bond (A)	301,021	2,582,757
		3,696,447
Total Investment Companies (Cost $12,039,470)		12,253,349
Total Investments (Cost $12,039,470)		12,253,349
Net Other Assets (Liabilities) - 0.4%		43,550
Net Assets - 100.0%		$ 12,296,899
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$12,253,349	$—	$—	$12,253,349
Total Investments	$12,253,349	$—	$—	$12,253,349
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and/or affiliated investment in the Initial Class shares of funds within
Transamerica Series Trust. The Portfolio's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2025	Shares as of March 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Sustainable Equity Income VP	$173,391	$90,000	$—	$—	$781	$264,172	12,538	$—	$—
Transamerica Bond	654,729	448,313	—	—	10,648	1,113,690	138,175	8,374	—
Transamerica Core Bond	1,512,331	1,048,227	—	—	22,199	2,582,757	301,021	18,388	—
Transamerica Emerging Markets Equity	217,790	—	—	—	14,007	231,797	27,464	—	—
Transamerica High Yield Bond	185,847	2,184	(186,636)	(6,083)	4,688	—	—	2,789	—
Transamerica International Equity	681,424	405,000	—	—	67,349	1,153,773	51,809	—	—
Transamerica International Small Cap Value	89,657	—	(99,470)	5,001	4,812	—	—	—	—
Transamerica International Stock	813,070	280,000	—	—	67,257	1,160,327	93,499	—	—
Transamerica Large Cap Value	1,860,889	706,483	—	—	19,292	2,586,664	176,926	6,483	—
Transamerica Long Credit	227,140	51,991	(281,385)	(6,339)	8,593	—	—	2,650	—
Transamerica Pinebridge Inflation Opportunities VP	184,859	—	(188,143)	(11,264)	14,548	—	—	—	—
Transamerica Small Cap Growth	116,908	30,000	—	—	(11,072)	135,836	23,957	—	—
Transamerica Series Trust

Transamerica Goldman Sachs 70/30 Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2025	Shares as of March 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Small Cap Value	$106,213	$79,999	$(25,000)	$(26,865)	$14,693	$149,040	33,194	$—	$—
Transamerica WMC US Growth VP	2,418,685	760,000	—	—	(303,392)	2,875,293	76,715	—	—
Total	$9,242,933	$3,902,197	$(780,634)	$(45,550)	$(65,597)	$12,253,349	935,298	$38,684	$—

(B)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Goldman Sachs 70/30 Allocation VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust